Structured Entities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
(millions of Canadian dollars)							As at
			October 31, 2023				October 31, 2022
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total

FINANCIAL ASSETS
Trading loans, securities, and other	$7,190	$930	$–	$8,120	$10,046	$976	$–	$11,022
Non-trading financial assets at fair value through profit or loss	2,163	738	107	3,008	6,167	806	51	7,024
Derivatives 1	–	401	–	401	–	608	–	608
Financial assets designated at fair value through profit or loss	–	268	–	268	–	18	–	18
Financial assets at fair value through other comprehensive income	25,956	3,714	7	29,677	23,795	3,667	–	27,462
Debt securities at amortized cost, net of allowance for credit losses	134,503	1,153	–	135,656	155,178	568	–	155,746
Loans	4,560	4	–	4,564	4,550	4	–	4,554

Other	5	107	4,657	4,769	5	–	3,488	3,493

Total assets	174,377	7,315	4,771	186,463	199,741	6,647	3,539	209,927

FINANCIAL LIABILITIES
Deposits	–	–	839	839	–	–	–	–
Derivatives 1	–	50	–	50	–	270	–	270

Obligations related to securities sold short	4,126	333	–	4,459	2,172	332	–	2,504

Total liabilities	4,126	383	839	5,348	2,172	602	–	2,774

Off-balance sheet exposure 2	19,904	3,965	2,294	26,163	16,083	4,983	1,972	23,038
Maximum exposure to loss from involvement with unconsolidated structured entities	$190,155	$10,897	$6,226	$207,278	$213,652	$11,028	$5,511	$230,191

Size of sponsored unconsolidated structured entities 3	$14,032	$33,744	$39	$47,815	$11,515	$33,800	$–	$45,315

1
Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

2
For the purposes of this disclosure,
off-balance
sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance
sheet commitments without considering the effect of collateral or other credit enhancements.

3
The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.